Victory Integrity Small Mid-Cap Value Fund Expense Example - MCI [Member] - Victory Integrity Small Mid-Cap Value Fund - Member Class	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	$ 1,537